Share-based Compensation (Details 2) (USD $)	12 Months Ended			0 Months Ended		12 Months Ended			0 Months Ended			12 Months Ended				0 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 04, 2011 2010 Share Incentive Plan	Mar. 30, 2012 Share options	Dec. 31, 2012 Share options	Dec. 31, 2011 Share options	Dec. 31, 2010 Share options	Nov. 21, 2011 Share options 2010 Share Incentive Plan	Jul. 16, 2011 Share options 2010 Share Incentive Plan	Dec. 31, 2012 Share options 2010 Share Incentive Plan	Dec. 31, 2012 Non-vested restricted shares	Dec. 31, 2011 Non-vested restricted shares	Dec. 31, 2012 Non-vested restricted shares Guangdong Taomee Co-founder and senior management	Jun. 02, 2012 Non-vested restricted shares Guangdong Taomee Co-founder and senior management	Jul. 16, 2011 Non-vested restricted shares 2010 Share Incentive Plan	May 24, 2011 Non-vested restricted shares 2010 Share Incentive Plan	Dec. 31, 2012 Non-vested restricted shares 2010 Share Incentive Plan
Number of options
Options outstanding at the beginning of the period (in shares)						73,731,300					21,425,000
Options granted (in shares)						23,440,000
Forfeited (in shares)						(11,820,160)
Conversion to restricted shares						(28,790,000)
Exercised (in shares)						(9,639,780)	(1,646,200)
Options outstanding at the end of the period (in shares)						46,921,360	73,731,300				21,425,000
Options vested or expected to vest at the end of the period (in shares)						44,575,292
Options exercisable at the end of the period (in shares)						10,940,110
Weighted average exercise price
Options outstanding at the beginning of the period (in dollars per share)						$ 0.22
Granted (in dollars per share)				$ 0.36		$ 0.23
Forfeited (in dollars per share)						$ 0.23
Conversion to restricted shares (in dollars per share)						$ 0.41
Exercised (in dollars per share)						$ 0.06
Options outstanding at the end of the period (in dollars per share)						$ 0.14	$ 0.22
Options vested or expected to vest at the end of the period (in dollars per share)						$ 0.14
Options exercisable at the end of the period (in dollars per share)						$ 0.07
Weighted Average remaining contract terms
Options outstanding at the end of the period						8 years 3 months 18 days
Options vested or expected to vest at the end of the period						8 years 3 months 18 days
Options exercisable at the end of the period						7 years 3 months 18 days
Aggregate intrinsic value
Options outstanding at the end of the period						$ 2,849,876
Options vested or expected to vest at the end of the period						2,707,382
Options exercisable at the end of the period						1,207,558
Requisite service period														3 years		4 years	4 years
Percentage of awards vesting on each of the anniversary after the grant date									25.00%	25.00%				33.30%		25.00%	25.00%
Incremental compensation cost recognized on modification of share-based award					0
Equity interest granted in the form of non-vested restricted shares (as a percent)															15.00%
Compensation expense	2,206,480	1,996,753	170,446			792,691	1,654,630	170,446				1,413,789	342,123	46,072
Number of Non-vested Restricted Shares
Non-vested as at the beginning of the period (in shares)												4,500,000
Granted (in shares)												400,000				400,000	4,500,000
Granted to replace existing options (in shares)												9,596,718
Forfeited (in shares)												2,266,698
Vested (in shares)												3,580,372
Non-vested as at the end of the period (in shares)												8,649,648	4,500,000
Weighted average grant-date fair value
Non-vested as at the beginning of the period (in dollars per share)												$ 0.50
Granted (in dollars per share)												$ 0.24
Granted to replace existing options (in dollars per share)												$ 0.67
Forfeited (in dollars per share)												$ 0.59
Vested (in dollars per share)												$ 0.61
Non-vested as at the end of the period (in dollars per share)												$ 0.60	$ 0.50
Unrecognized compensation expense						$ 2,546,872								$ 191,616				$ 3,738,736
Unrecognized compensation expense to be recognized over weighted-average period						3 years 1 month 6 days								2 years 6 months				2 years 3 months 18 days